Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components	Balance Sheet Components
Inventories

(in thousands)	December 31,	March 31,
	2018	2019
Raw materials	$1,054	$2,147
Finished products	4,690	5,909
	$5,744	$8,056

As of December 31, 2018 and March 31, 2019, there were no work-in-process inventories.
Balance Sheet Components
Inventories

(in thousands)	December 31,
	2017	2018
Raw materials	$506	$1,054
Finished products	2,742	4,690
	$3,248	$5,744

As of December 31, 2017 and 2018, there were no work-in-process inventories.
Property and Equipment, Net

(in thousands)	December 31,
	2017	2018
Furniture and fixtures	$76	$517
Equipment	1,059	1,217
Software	405	76
Leasehold improvements	189	1,978
	1,729	3,788
Less: Accumulated depreciation and amortization	(1,303)	(946)
Add: Construction-in-progress	60	38
	$486	$2,880

Depreciation and amortization expense was $129,000 and $517,000 for the years ended December 31, 2017 and 2018, respectively.
Accrued Liabilities

(in thousands)	December 31,
	2017	2018
Accrued payroll and related expenses	$2,718	$5,157
Accrued professional services	64	1,014
Accrued royalty expense	—	313
Accrued travel expenses	68	270
Accrued clinical expenses	183	244
Accrued other expenses	76	588
	$3,109	$7,586